Retirement Benefit Plans - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Discount rate for scheme liabilities	3.80%		1.90%
General price inflation	3.10%		3.40%
General salary increase	1.00%		1.00%
Expected rate of pension increase	3.00%		3.20%
Longevity at 60 for current pensioners, on the valuation date:
Males	27 years 6 months	27 years 6 months
Females	30 years 2 months 12 days	30 years 1 month 6 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
Males	29 years 1 month 6 days	29 years
Females	31 years 8 months 12 days	31 years 7 months 6 days